Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks	6 Months Ended
Jun. 30, 2025
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Abstract]
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(a)	Description of business

VisionSys AI Inc. (formerly known as TCTM Kids IT Education Inc.), through its wholly-owned subsidiaries and consolidated variable interest entities, or VIEs (collectively referred to hereinafter as the “Company”), is principally engaged in providing IT-focused supplementary STEM education service (“IT-focused Supplementary STEM Education”) for students aged between three and eighteen. All of the Company’s operations are located in the People’s Republic of China (“PRC”) with nearly all of its customers located in the PRC.

On December 24, 2023, the Company entered into an agreement to divest its entire professional education business, comprising both professional information technology (“IT”) and non-IT training courses (collectively, the “IT Professional Education”) to a buyer consortium led by Tarena Weishang Technology (Hainan) Co., Ltd., for a nominal cash consideration of RMB 1 for each of the two main entities involved. The divestiture, in which a principal shareholder’s sister had an interest, was completed on March 31, 2024, resulting in the deconsolidation of the professional education business from the Company’s financial statements as of that date.

On April 7, 2025, the Company changed its ticker symbol from “TCTM” to “VSA”.

On July 22, 2025, the Company entered into an agreement with First Winner Management Limited (a British Virgin Islands company) to sell 100% equity interests in its wholly-owned subsidiaries, Kids IT Education Inc. (incorporated in the Cayman Islands) and Tarena Hong Kong Limited (incorporated in Hong Kong, China), for US$1. The transaction was approved at the Extraordinary General Meeting of Shareholders on August 25, 2025.

(b)	Organization

VSA is a holding company that was incorporated in the Cayman Islands on October 8, 2003 by Mr. Shaoyun Han (“Mr. Han”), the founder and former chief executive officer of the Company, and five other individuals. VSA is the parent company of a number of wholly-owned subsidiaries that are engaged in the provision of educational products and services, with a specialized focus on brain-computer interface businesses that utilize core algorithms along with related software and hardware systems (AI business). The Company’s education services in certain locations of the PRC were previously conducted through Beijing Tarena Jinqiao Technology Co., Ltd. (“Beijing Tarena”) and Beijing Tongcheng Shidai Jinqiao Technology Co., Ltd. (“Beijing Tongcheng”), and their subsidiaries, in order to comply with laws and regulations of mainland China which restricted foreign investments in companies that were engaged in education products and services. Similarly, the Company’s AI business in Beijing was previously operated through Beijing Wangwen Zhisuan Technology Co., Ltd. (“Beijing Wangwen Zhisuan”), which was established in April 2025, to adhere to the same foreign investment restrictions.

VSA effectively maintains financial control over Beijing Tarena and Beijing Tongcheng and their initial capital funding was provided by Tarena Technologies Inc. (a wholly-owned subsidiary of VSA) (“Tarena Tech”), formerly known as Beijing Tarena Technology Co., Ltd. and Tongcheng Shidai Technology Inc. (a wholly-owned subsidiary of VSA) (“Tongcheng Shidai”), formerly known as Tongcheng Shidai Technology Co., Ltd. through a series of contractual agreements and agreements (“VIE Agreements”). The recognized and unrecognized revenue-producing assets that were held by Beijing Tarena, Beijing Tongcheng and their subsidiaries primarily consists of property and equipment, operating leases for the learning premises, ICP license, www.tmooc.cn website and assembled workforce in those learning centers.

The Company disposed of Tarena Hangzhou and Tarena Technologies and their subsidiaries, including its VIE, Beijing Tarena. Therefore, VSA terminated the Beijing Tarena VIE Agreements in accordance with the Divestiture effective March 31, 2024.

The assets and liabilities of the consolidated VIEs and their subsidiaries that were included in the accompanying condensed consolidated financial statements as of December 31, 2024 and June 30, 2025 are as follows:

	December 31,	June 30,
	2024	2025
	RMB	RMB
Cash and cash equivalents	2,519	—
Amounts due from VSA and its wholly-owned subsidiaries	32,980	—
Prepaid expenses and other current assets	10,042	2,439
Total current assets	45,541	2,439
Total assets	45,541	2,439

Accounts payable	2,202	5,426
Deferred revenue-current	113,399	107,915
Operating lease liabilities-current	2,613	2,531
Income taxes payable	48	48
Amounts due to VSA and its wholly-owned subsidiaries	32,979	(57,230)
Amounts due to related parties	135	—
Accrued expenses and other current liabilities	48,014	(20,063)
Total current liabilities	199,390	38,627

Operating lease liabilities-non current	1,665	—
Total non-current liabilities	1,665	—
Total liabilities	201,055	38,627

The financial performance and cash flows of the consolidated VIEs and their subsidiaries that were included in the accompanying condensed consolidated financial statements before elimination of intercompany balances and transactions between the parent company, non-VIE subsidiaries, VIEs and VIEs’ subsidiaries for the six months ended June 30, 2024 and 2025 are as follows:

	For the Six Months Ended
	June 30,
	2024	2025
	RMB	RMB
Net revenues	46,702	5,892
Net (loss)/ income from continuing operations	(12,960)	1,848
Net loss from discontinued operation	(13,171)	—
Net (loss)/ income	(26,131)	1,848
Net cash used in operating activities from continuing operations	(14,326)	(73,515)
Net cash used in operating activities from discontinued operation	(1,782)	—
Net cash used in investing activities from continuing operations	(3,200)	—
Net cash provided by financing activities from continuing operations	18,820	67,663
Net cash used in financing activities from discontinued operation	(82)	—

(c)	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024.

In the opinion of the management, the accompanying unaudited interim condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. All amounts in the accompanying unaudited interim condensed consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of US$1.00 = RMB 7.1636, representing the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of June 30, 2025. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(d)	Going concern

As of June 30, 2025, the Company has a significant working capital deficit of approximately RMB 1,819,356. The Company’s net operating cash outflow was approximately RMB 110,084 for the six months ended June 30, 2025. These conditions raised substantial doubt about the Company’s ability to continue as a going concern. For the next 12 months from September 30, 2025 the issuance date of these financial statements, the Company will strive to achieve positive cash flow by implementing various measures. It has already undertaken several financing initiatives, including: issuing 25,000,000 Class A ordinary shares at US$0.08 per share on April 1, 2025, which raised US$2,000,000; and on the same day, acquiring core brain-computer interface algorithms and systems (valued at US$10,850,000) from Jeethen International Co., Limited in exchange for 135,625,000 Class A ordinary shares. Subsequently, on July 25, 2025, the Company raised approximately US$2,000,000 for working capital by issuing 787,401.5 Units (each comprising one Class A ordinary share and one warrant) to non-U.S. investors under Regulation S at US$0.254 per Unit. The warrants have an initial exercise price of US$0.6, a five-year term, are eligible for cashless exercise after six months, and include anti-dilution provisions.

There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Company is unable to raise sufficient financing or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce certain discretionary spending, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.